INVENTORIES (Details Textual) (EUR €)	Jun. 30, 2012	Dec. 31, 2011
Reserve For Obsolescence	€ 158,000	€ 789,000
Reserve For Obsolescence Released	630,000
Finished goods	2,943,000	1,696,000
Patient and Cost Recovery Programs [Member]
Finished goods	€ 287,000	€ 487,000